Financial instruments - Summary of 10% Appreciation Against the Dollar of Main Currencies (Details) - 10% percentage appreciation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sterling
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	$ (69)	$ (270)
Increase in net assets	789	1,022
Euro
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	98	(46)
Increase in net assets	2,410	2,434
Malaysian ringgit
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	34	49
Increase in net assets	274	279
Australian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(103)	(129)
Increase in net assets	625	780
Canadian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	20	9
Increase in net assets	$ 1,353	$ 1,392